SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
VIE arrangements
Schedule of disaggregation of revenue

		2022	2023	2024
		RMB	RMB	RMB
Financial services business:
Loan facilitation services	At a point in time	1,362,685	2,240,852	2,721,389
Post-origination services	Overtime	204,336	17,203	5,957
Guarantee services	Overtime	10,999	50,865	429,299
Financing services	Overtime	278,783	55,974	93,239
Others	At a point in time	102,929	150,225	223,225
Subtotal		1,959,732	2,515,119	3,473,109
Insurance brokerage business:
Insurance brokerage services	At a point in time	731,797	963,822	408,369
Subtotal		731,797	963,822	408,369
Consumption & lifestyle business and others:
Electronic commerce services	At a point in time/ Overtime	302,896	1,267,104	1,865,621
Others	At a point in time	440,195	149,588	58,802
Subtotal		743,091	1,416,692	1,924,423
Total net revenue		3,434,620	4,895,633	5,805,901

Schedule of disaggregation of revenue for insurance brokerage services

	2022	2023	2024
	RMB	RMB	RMB
Insurance brokerage services:
Life and health insurance business	420,273	551,809	30,992
Property & casualty insurance business	311,524	412,013	377,377
Total	731,797	963,822	408,369

Schedule of estimated useful lives

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Licenses	Indefinite-lived
Leasehold improvements	Over the shorter of the lease term or expected useful lives

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2023	2024
	RMB	RMB
Assets
Cash and cash equivalents	3,362,736	1,157,943
Restricted cash	—	25,063
Trading securities	76,053	77,426
Accounts receivable	56,735	53,823
Contract assets, net	154,384	127,767
Contract cost	3	1
Prepaid expenses and other assets	45,781	29,173
Financing receivables	113,951	3,439
Amounts due from related parties	447,891	380,407
Property, equipment and software, net	61,735	59,283
Deferred tax assets	73,338	77,463
Right-of-use assets	10,659	4,105

Total assets	4,403,266	1,995,893

Liabilities
Accounts payable	18,211	12,462
Amounts due to related parties	6,586	129
Deferred revenue	15	114
Accrued expenses and other liabilities	1,243,490	1,080,562
Deferred tax liabilities	20,019	8,655
Lease liabilities	9,749	3,502

Total liabilities	1,298,070	1,105,424

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	1,821,561	1,623,596	1,954,557
Net income	424,834	351,373	1,193,627

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities	1,151,656	1,013,875	1,173,942
Net cash provided by investing activities	417,535	906,485	54,683
Net cash used in financing activities	(399,700)	(963,700)	—

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2023	2024
	RMB	RMB
Assets
Restricted cash	267,271	108,142
Prepaid expenses and other assets	5,942	10,318
Loans at fair value	288,764	382,058
Held-to-maturity investments	10,420	6,587

Total assets	572,397	507,105

Liabilities
Accounts payable	1,023	649
Amount due to related party	1,517	—
Payable to investors at fair value	445,762	368,022
Accrued expenses and other liabilities	2,142	107

Total liabilities	450,444	368,778

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income/(loss)	17,949	(68,024)	66,603

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(1,434)	211,185	299,841
Net cash provided by/(used in) investing activities	34,976	(900,142)	(329,459)
Net cash (used in)/provided by financing activities	(85,587)	818,305	(79,281)